Accounts receivable, net - Aging of accounts receivable (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts receivable
Accounts receivable	¥ 10,074,532	$ 1,406,351	¥ 10,666,230
Within 90 days
Accounts receivable
Accounts receivable	2,761,216	385,451	3,606,000
90 - 180 days
Accounts receivable
Accounts receivable	2,667,086	372,311	3,606,000
180 days - 1 year
Accounts receivable
Accounts receivable	4,515,146	630,290	¥ 3,454,230
Over 1 year
Accounts receivable
Accounts receivable	¥ 131,084	$ 18,299